Pension - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Compensation And Retirement Disclosure [Abstract]
Reduced pension liabilities			$ 13.9
Reduced pension liabilities, net of income tax			8.6
Curtailment and settlement loss recognized	(0.3)	1.4	(0.3)	1.4
Curtailment gain on pension plan	$ 0.3		$ 0.3